Investments In Associates And Joint Ventures, Other Investments And Non-Current Accounts Receivable - Summary of Combined Selected Information of the Statements of Operations (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Revenues	$ 17,388	$ 15,577	$ 14,379
Operating earnings	1,849	1,094	1,637
Income before income tax	1,449	770	954
Net income	199	885	778
Associates and Joint Ventures [Member]
Disclosure of associates [line items]
Revenues	2,410	2,319	1,801
Operating earnings	535	398	312
Income before income tax	394	268	219
Net income	$ 268	$ 186	$ 153